Acquisition	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Acquisition
Note 14: Acquisition
Business Combination-SuprNation
On October 31, 2023, the Company completed its acquisition of SuprNation, a European i-Gaming operator, which is now a direct, wholly-owned subsidiary of DDI-US, for a total cash purchase price of $30.6 million. There was also a payment into escrow of $5.5 million and a deferred payment of up to $6.5 million, relating to a performance-based holdback amount to be calculated based on the 18 months following the transaction close date. The transaction is expected to enable the Company to expand into the i-Gaming market. The Company accounted for the acquisition as a business combination. Transaction costs incurred by the Company in connection with the acquisition, including professional fees, were $2.0 million.
The following table summarizes the allocation of the purchase consideration to the acquisition-date fair value of the assets acquired and liabilities assumed (in thousands):

Total purchase consideration	$30,653
Non-controlling interest	$118
Identifiable Assets	$13,838
Cash and cash equivalents	3,776
Accounts receivable, net	99
Prepaid expenses, and other assets	612
Intangible assets, net
Platform Technology	6,987
Customers	8,893
Gaming Licenses	476
Property and equipment, net	34
Operating lease right-of-use assets, net	200
Other non-current assets	171
Accounts payable and accrued expenses	(1,449)
Income taxes payable	(111)
Short-term operating lease liabilities	(191)
Other current liabilities	(3,794)
Deferred tax liabilities, net	(1,630)
Other non-current liabilities	(235)

Goodwill	$16,933
The above allocation of the purchase price can be subject to change within the measurement period, but no later than one year from the date of the acquisition close.
The
income
approach was used to determine the fair value of the platform technology
 and
customers, and
the cost approach was used for the fair value of
gaming licenses. Their useful lives are 10 years, 4 years and 5 years, respectively, and the weighted average useful life for all amortizable intangible assets is 6.6 years. Goodwill represents the excess of the purchase price over the preliminary fair value of identifiable assets acquired and liabilities assumed at the acquisition date and is primarily attributable to the assembled workforce and expected synergies at the time of the acquisition. For tax purposes, no tax-deductible goodwill was generated as a result of this acquisition.
Contemporaneously with entering into the definitive agreement, the Company also adopted an eighteen-month performance-based incentive plan for certain key employees of SuprNation, under which the key employees may earn up to a total of $6.5 million in addition to $5.5 million held in escrow, contingent upon the achievement of certain revenue and other performance targets by the acquired business and the continued employment of such key employees between 2023 and 2025. Such plan became effective at the closing of the transaction.

The Company’s consolidated statement of operations as of December 31, 2023, includes SuprNation’s revenue of $
4.3
million and pre-tax loss of $
1.8
million for the period from the acquisition date of October 31, 2023 to December 31, 2023.

See Pro forma results of operations below under “Supplemental Pro Forma Information”.
Supplemental Pro Forma Information (unaudited)
The unaudited supplemental pro forma information below presents the combined historical results of operations of the Company and SuprNation, an acquisition completed in October 2023, as if SuprNation had been acquired as of January 1, 2022 (in thousands):

	Year ended December 31,
	2023	2022
Revenue	$330,462	$346,433
Net income (loss) attributable to DoubleDown Interactive Co., Ltd.	$93,802	$(246,585)
The unaudited supplemental pro forma information above includes the following adjustments to net income (loss) in the appropriate pro forma period (in thousands):

	Year ended December 31,
	2023	2022
An (increase) in amortization expense related to the fair value of acquired identifiable intangible assets, net of the amortization expense already reflected in actual historical results	(2,571)	(3,003)
A decrease (increase) in expenses related to incentives	(2,180)	(6,464)
A (increase) decrease in expenses related to operating and marketing expenses per the agreement	(3,500)	(7,000)
An (increase) decrease in income tax provision	2,643	5,037
The unaudited supplemental pro forma information has been presented for illustrative purposes only and is not necessarily indicative of results of operations that would have been achieved had the acquisitions taken place on the date indicated, or of the Company’s future consolidated results of operations. The supplemental pro forma information presented above has been derived from the Company’s historical consolidated financial statements and from the historical accounting records of SuprNation.